FINANCIAL DATA HIGHLIGHTS - $ / shares		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Class A
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year		$ 1.6560		$ 1.8330		$ 1.7318
Net realized and net change in unrealized trading profit (loss)		0.0461		(0.1063)		0.2132
Brokerage commissions		(0.0081)		(0.0063)		(0.0059)
Interest income, net		0.0130		0.0034		0.0001
Expenses		(0.0561)	[1]	(0.0678)	[1]	(0.1062)
Net asset value, before full redemption						1.8330
Net asset value, end of year		$ 1.6509		$ 1.6560		$ 1.8330
Total Return:
Total return before Performance fees (as a percent)	[2],[3]	(0.31%)		(9.39%)		7.88%
Performance fees (as a percent)	[2],[3]	0.00%		(0.27%)		(2.04%)
Total return after Performance fees (as a percent)	[2],[3]	(0.31%)		(9.66%)		5.84%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2],[4]	3.97%		4.06%		4.01%
Performance fees (as a percent)	[2]	0.00%		0.26%		1.95%
Expenses (including Performance fees) (as a percent)	[2]	3.97%		4.32%		5.96%
Net investment income (loss) (excluding Performance fees) (as a percent)	[2]	(2.61%)		(3.36%)		(4.01%)
Performance fees (as a percent)	[2]	0.00%		(0.26%)		(1.95%)
Net investment income (loss) (including Performance fees) (as a percent)	[2]	(2.61%)		(3.62%)		(5.96%)
Class C
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year		$ 1.4766		$ 1.6517		$ 1.5768
Net realized and net change in unrealized trading profit (loss)		0.0404		(0.0949)		0.1925
Brokerage commissions		(0.0072)		(0.0056)		(0.0053)
Interest income, net		0.0115		0.0030		0.0001
Expenses		(0.0634)	[1]	(0.0776)	[1]	(0.1124)
Net asset value, before full redemption						1.6517
Net asset value, end of year		$ 1.4579		$ 1.4766		$ 1.6517
Total Return:
Total return before Performance fees (as a percent)	[2],[3]	(1.27%)		(10.33%)		6.78%
Performance fees (as a percent)	[2],[3]	0.00%		(0.27%)		(2.03%)
Total return after Performance fees (as a percent)	[2],[3]	(1.27%)		(10.60%)		4.75%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2],[4]	4.98%		5.06%		5.02%
Performance fees (as a percent)	[2]	0.00%		0.26%		1.95%
Expenses (including Performance fees) (as a percent)	[2]	4.98%		5.32%		6.97%
Net investment income (loss) (excluding Performance fees) (as a percent)	[2]	(3.53%)		(4.31%)		(5.02%)
Performance fees (as a percent)	[2]	0.00%		(0.26%)		(1.95%)
Net investment income (loss) (including Performance fees) (as a percent)	[2]	(3.53%)		(4.57%)		(6.97%)
Class D
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year		$ 2.0080		$ 2.1909		$ 2.0448
Net realized and net change in unrealized trading profit (loss)		0.0571		(0.1287)		0.2471
Brokerage commissions		(0.0099)		(0.0076)		(0.0070)
Interest income, net		0.0159		0.0041		0.0001
Expenses		(0.0430)	[1]	(0.0507)	[1]	(0.0941)
Net asset value, before full redemption						2.1909
Net asset value, end of year		$ 2.0281		$ 2.0080		$ 2.1909
Total Return:
Total return before Performance fees (as a percent)	[2],[3]	1.00%		(8.08%)		9.18%
Performance fees (as a percent)	[2],[3]	0.00%		(0.27%)		(2.04%)
Total return after Performance fees (as a percent)	[2],[3]	1.00%		(8.35%)		7.14%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2],[4]	2.72%		2.56%		2.51%
Performance fees (as a percent)	[2]	0.00%		0.26%		1.95%
Expenses (including Performance fees) (as a percent)	[2]	2.72%		2.82%		4.46%
Net investment income (loss) (excluding Performance fees) (as a percent)	[2]	(1.36%)		(1.84%)		(2.51%)
Performance fees (as a percent)	[2]	0.00%		(0.26%)		(1.95%)
Net investment income (loss) (including Performance fees) (as a percent)	[2]	(1.36%)		(2.10%)		(4.46%)
Class I
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year		$ 1.7327		$ 1.9115		$ 1.7810
Net realized and net change in unrealized trading profit (loss)		0.0486		(0.1112)		0.2396
Brokerage commissions		(0.0085)		(0.0066)		(0.0061)
Interest income, net		0.0136		0.0035		0.0001
Expenses		(0.0507)	[1]	(0.0645)	[1]	(0.1031)
Net asset value, before full redemption						1.9115
Net asset value, end of year		$ 1.7357		$ 1.7327		$ 1.9115
Total Return:
Total return before Performance fees (as a percent)	[2],[3]	0.17%		(9.09%)		9.38%
Performance fees (as a percent)	[2],[3]	0.00%		(0.27%)		(2.05%)
Total return after Performance fees (as a percent)	[2],[3]	0.17%		(9.36%)		7.33%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2],[4]	3.57%		3.66%		3.61%
Performance fees (as a percent)	[2]	0.00%		0.26%		1.95%
Expenses (including Performance fees) (as a percent)	[2]	3.57%		3.92%		5.56%
Net investment income (loss) (excluding Performance fees) (as a percent)	[2]	(2.01%)		(2.98%)		(3.61%)
Performance fees (as a percent)	[2]	0.00%		(0.26%)		(1.95%)
Net investment income (loss) (including Performance fees) (as a percent)	[2]	(2.01%)		(3.24%)		(5.56%)
Class DS
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	[5]					$ 2.0290
Net realized and net change in unrealized trading profit (loss)	[5]					0.0233
Brokerage commissions	[5]					(0.0023)
Interest income, net	[5]					0.0001
Expenses	[5]					(0.0574)
Net asset value, before full redemption	[5]					1.9927
Less redemption	[5]					$ 1.9927
Total Return:
Total return before Performance fees (as a percent)	[2],[3],[5]					0.18%
Performance fees (as a percent)	[2],[3],[5]					(1.97%)
Total return after Performance fees (as a percent)	[2],[3],[5]					(1.79%)
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2],[4],[5]					2.44%
Performance fees (as a percent)	[2],[5]					1.88%
Expenses (including Performance fees) (as a percent)	[2],[5]					4.32%
Net investment income (loss) (excluding Performance fees) (as a percent)	[2],[5]					(2.44%)
Performance fees (as a percent)	[2],[5]					(1.88%)
Net investment income (loss) (including Performance fees) (as a percent)	[2],[5]					(4.32%)
Class DT
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	[6]					$ 2.1534
Net realized and net change in unrealized trading profit (loss)	[6]					0.2917
Brokerage commissions	[6]					(0.0074)
Interest income, net	[6]					0.0001
Expenses	[6]					(0.0816)
Net asset value, before full redemption	[6]					2.3562
Less redemption	[6]					$ 2.3562
Total Return:
Total return before Performance fees (as a percent)	[2],[3],[6]					11.14%
Performance fees (as a percent)	[2],[3],[6]					(1.72%)
Total return after Performance fees (as a percent)	[2],[3],[6]					9.42%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2],[4],[6]					2.01%
Performance fees (as a percent)	[2],[6]					1.63%
Expenses (including Performance fees) (as a percent)	[2],[6]					3.64%
Net investment income (loss) (excluding Performance fees) (as a percent)	[2],[6]					(2.01%)
Performance fees (as a percent)	[2],[6]					(1.63%)
Net investment income (loss) (including Performance fees) (as a percent)	[2],[6]					(3.64%)
Class M
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year		$ 1.0759		$ 1.1726		$ 1.0933
Net realized and net change in unrealized trading profit (loss)		0.0307		(0.0689)		0.1334
Brokerage commissions		(0.0053)		(0.0040)		(0.0037)
Interest income, net		0.0085		0.0022		0.0000
Expenses		(0.0213)	[1]	(0.0260)	[1]	(0.0504)
Net asset value, before full redemption						1.1726
Net asset value, end of year		$ 1.0885		$ 1.0759		$ 1.1726
Total Return:
Total return before Performance fees (as a percent)	[2],[3]	1.17%		(7.98%)		9.29%
Performance fees (as a percent)	[2],[3]	0.00%		(0.27%)		(2.04%)
Total return after Performance fees (as a percent)	[2],[3]	1.17%		(8.25%)		7.25%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[2],[4]	2.47%		2.56%		2.51%
Performance fees (as a percent)	[2]	0.00%		0.26%		1.95%
Expenses (including Performance fees) (as a percent)	[2]	2.47%		2.82%		4.46%
Net investment income (loss) (excluding Performance fees) (as a percent)	[2]	(0.95%)		(1.93%)		(2.51%)
Performance fees (as a percent)	[2]	0.00%		(0.26%)		(1.95%)
Net investment income (loss) (including Performance fees) (as a percent)	[2]	(0.95%)		(2.19%)		(4.46%)

[1]	Expenses are presented net inclusive of other income.
[2]	An individual member's return and ratios may vary based on timing and amount of capital transactions and class specific fee structures.
[3]	The total return is calculated for each class taken as a whole based on the change in net asset value.
[4]	The expense ratios do not include brokerage commissions.
[5]	Units fully redeemed as of April 30, 2015. The ratios to average members' capital have been annualized. The performance fee ratios and total return have not been annualized.
[6]	Units fully redeemed as of December 31, 2015.